UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Michael S. Smith
Title:              Executive Vice President & Manager
Phone:              620-694-2374
Signature,          Place,              and Date of Signing:
Michael S. Smith    Hutchinson, KS      May 5, 2009
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: $139,332

List of Other Included Managers:

No.  13F FILE NUMBER               NAME
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
FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                       COM            002824100      312   6,535 SH       DEFINED            6,535
Bank of America Corp                      COM            060505104      318  46,628 SH       DEFINED           46,628
Coca Cola Co                              COM            191216100      227   5,155 SH       DEFINED            5,155
Commerce Bancshares Inc                   COM            200525103      271   7,465 SH       DEFINED            7,465
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407    2,367 120,483 SH       DEFINED          119,953            530
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308    9,284 439,995 SH       DEFINED          438,054           1941
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506    9,390 221,141 SH       DEFINED          220,179            962
Exxon Mobil Corp                          COM            30231G102    1,295  19,012 SH       DEFINED           19,012
FCStone Group Inc                         COM            31308T100       27  11,915 SH       DEFINED           11,915
Financial Select Sector SPDR              SBI INT-FINL   81369Y605    6,581 747,001 SH       DEFINED          743,521           3480
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209    9,040 373,416 SH       DEFINED          371,697           1719
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704    7,424 402,813 SH       DEFINED          400,961           1852
International Business Machines Corp      COM            459200101      279   2,880 SH       DEFINED            2,880
iShares Invest Grade Corp Bond            IBOXX INV CPBD 464287242    1,588  16,875 SH       DEFINED           16,875
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465   11,525 306,609 SH       DEFINED          305,260           1349
Johnson & Johnson                         COM            478160104      278   5,284 SH       DEFINED            5,284
JPMorgan Chase & Co                       COM            46625H100      418  15,728 SH       DEFINED           15,728
Kroger (The) Co                           COM            501044101    7,704 363,050 SH       DEFINED          363,050
Materials Select Sector SPDR              SBI MATERIALS  81369Y100    2,383 107,299 SH       DEFINED          106,830            469
McDonalds Corp                            COM            580135101      324   5,935 SH       DEFINED            5,935
Technology Select Sector SPDR             SBI INT-TECH   81369Y803   13,389 857,159 SH       DEFINED          853,480           3679
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886    2,181  85,355 SH       DEFINED           84,975            380
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858    1,640  69,593 SH       DEFINED           69,305            288
Wal-Mart Stores Inc                       COM            931142103      766  14,702 SH       DEFINED           14,702
Wells Fargo & Co New                      COM            949746101      167  11,724 SH       DEFINED           11,724